Cover	Jul. 20, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is filed as a second amendment to the Current Report on Form 8-K filed July 22, 2021 by ATN International, Inc. (the "Company") with the Securities and Exchange Commission and incorporated herein by reference, disclosing the completion of the acquisition of Alaska Communications Systems Group, Inc., a Delaware corporation ("Alaska Communications"). The purchase price of $353.8 million was funded with a combination of proceeds from the Company's credit facility, a draw on a new credit facility, and a contribution from unaffiliated third-party investors. On July 22, 2021, the Company began consolidating the results of Alaska Communications within its financial statements in its US Telecom segment. The first amendment was filed on October 1, 2021 to provide the historical condensed consolidated financial statements of Alaska Communications and pro forma financial information required by Item 9.01(a) and (b) of Form 8-K. This second amendment on Form 8-K/A is being filed to provide the additional historical consolidated financial statements of Alaska Communications as of and for the three and six months ended June 30, 2021 and pro forma financial information for the year ended December 31, 2021 so that such financial information may be incorporated by reference into the Company's filings with the SEC. Except as described above, all other information in and exhibits to the original Form 8-K filed July 22, 2021 remain unchanged.
Document Period End Date	Jul. 20, 2021
Entity File Number	001-12593
Entity Registrant Name	ATN INTERNATIONAL, INC.
Entity Central Index Key	0000879585
Entity Tax Identification Number	47-0728886
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Cummings Center
Entity Address, City or Town	Beverly
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01915
City Area Code	978
Local Phone Number	619-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ATNI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false